November 30, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Goldman Sachs ETF Trust II

Ladies and Gentlemen:

Enclosed for filing on behalf of Goldman Sachs ETF Trust II (the “Trust”), a newly organized open-end management investment company, is the Trust’s initial registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”) on Form N-1A (“Registration Statement”). The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

No fee is required in connection with this filing. Please contact me at (617) 728-7127 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron

Stephanie Capistron